UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10221

ALLIANCEBERNSTEIN TRUST

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2013

Date of reporting period: February 28, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Value Fund

Portfolio of Investments

February 28, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.0%
Financials - 19.7%
Capital Markets - 2.0%
Credit Suisse Group AG (a)	16,680	$444,651
State Street Corp.	6,900	390,471

		835,122

Commercial Banks - 9.4%
Banco do Brasil SA	24,000	319,370
Bank of Montreal	6,210	386,661
CIT Group, Inc. (a)	10,762	450,497
KB Financial Group, Inc.	9,080	328,759
Mitsubishi UFJ Financial Group, Inc.	77,700	430,647
Sberbank of Russia (Sponsored ADR)	20,885	288,004
Societe Generale SA (a)	14,927	568,996
Sumitomo Mitsui Financial Group, Inc.	9,200	367,163
Unione di Banche Italiane SCPA	25,978	118,166
Wells Fargo & Co.	17,280	606,182

		3,864,445

Diversified Financial Services - 4.7%
Bank of America Corp.	43,440	487,831
Citigroup, Inc.	15,990	671,101
ING Groep NV (a)	67,950	543,995
ORIX Corp.	2,190	244,000

		1,946,927

Insurance - 2.4%
Aegon NV	50,250	299,121
Fidelity National Financial, Inc.-Class A	11,860	295,788
PartnerRe Ltd.	4,230	377,485

		972,394

Real Estate Investment Trusts (REITs) - 0.8%
Stockland	91,640	351,976

Real Estate Management & Development - 0.4%
Evergrande Real Estate Group Ltd. (b)	329,000	160,647

		8,131,511

Consumer Discretionary - 14.6%
Auto Components - 1.3%
Cie Generale des Etablissements Michelin-Class B	3,230	287,695
Valeo SA	4,320	243,677

		531,372

Automobiles - 2.6%
Ford Motor Co.	30,064	379,107
Mazda Motor Corp. (a)	72,000	217,104
Volkswagen AG (Preference Shares)	2,220	482,877

		1,079,088

Hotels, Restaurants & Leisure - 1.5%
MGM Resorts International (a)	48,960	611,510

Company	Shares	U.S. $ Value
Household Durables - 0.1%
Whirlpool Corp.	570	$64,382

Media - 6.3%
Comcast Corp.-Class A	11,240	447,240
DIRECTV (a)	7,300	351,641
Gannett Co., Inc.	8,360	167,785
Time Warner Cable, Inc.-Class A	6,900	596,091
Viacom, Inc.-Class B	10,787	630,608
Virgin Media, Inc.	8,420	390,688

		2,584,053

Multiline Retail - 0.8%
Macy’s, Inc.	7,800	320,580

Specialty Retail - 2.0%
GameStop Corp.-Class A (b)	6,240	156,374
TJX Cos., Inc.	8,800	395,736
Yamada Denki Co., Ltd. (b)	7,350	266,710

		818,820

		6,009,805

Information Technology - 13.8%
Communications Equipment - 2.0%
Cisco Systems, Inc.	24,140	503,319
Harris Corp.	6,160	296,111

		799,430

Computers & Peripherals - 3.8%
Apple, Inc.	750	331,050
Fujitsu Ltd.	61,000	280,181
Hewlett-Packard Co.	40,730	820,302
Wistron Corp.	132,300	148,172

		1,579,705

Electronic Equipment, Instruments & Components - 3.0%
Arrow Electronics, Inc. (a)	8,340	334,851
Corning, Inc.	30,190	380,696
Hon Hai Precision Industry Co., Ltd.	43,000	119,970
LG Display Co., Ltd. (a)	14,870	416,151

		1,251,668

IT Services - 0.5%
Amdocs Ltd.	5,840	212,985

Semiconductors & Semiconductor Equipment - 3.3%
Applied Materials, Inc.	35,730	489,501
Lam Research Corp. (a)	7,040	297,792
Micron Technology, Inc. (a)	48,830	409,684
Sumco Corp. (a)	14,900	148,994

		1,345,971

Software - 1.2%
Microsoft Corp.	13,060	363,068

Company	Shares	U.S. $ Value
Nintendo Co., Ltd.	1,300	$125,759

		488,827

		5,678,586

Health Care - 11.6%
Biotechnology - 1.6%
Actelion Ltd. (a)	6,330	325,798
Vertex Pharmaceuticals, Inc. (a)	7,130	333,827

		659,625

Health Care Equipment & Supplies - 0.9%
Medtronic, Inc.	8,520	383,059

Health Care Providers & Services - 2.1%
Health Net, Inc./CA (a)	6,036	155,367
WellPoint, Inc.	11,580	720,044

		875,411

Pharmaceuticals - 7.0%
AstraZeneca PLC	15,530	704,210
Johnson & Johnson	7,570	576,153
Novartis AG	6,680	452,357
Pfizer, Inc.	27,290	746,927
Roche Holding AG	1,700	388,974

		2,868,621

		4,786,716

Consumer Staples - 10.2%
Beverages - 1.0%
Constellation Brands, Inc.-Class A (a)	9,330	412,759

Food & Staples Retailing - 2.6%
Koninklijke Ahold NV	22,370	321,008
Kroger Co. (The)	22,134	646,534
WM Morrison Supermarkets PLC	25,850	101,636

		1,069,178

Food Products - 2.3%
Bunge Ltd.	3,870	286,806
Smithfield Foods, Inc. (a)	9,050	201,272
Tyson Foods, Inc.-Class A	20,186	457,616

		945,694

Tobacco - 4.3%
Altria Group, Inc.	12,310	413,000
Imperial Tobacco Group PLC	9,350	338,459
Japan Tobacco, Inc.	14,800	467,296
Lorillard, Inc.	14,490	558,445

		1,777,200

		4,204,831

Energy - 8.9%
Energy Equipment & Services - 1.3%
Helmerich & Payne, Inc.	3,230	214,020

Company	Shares	U.S. $ Value
Seadrill Ltd.	8,640	$315,061

		529,081

Oil, Gas & Consumable Fuels - 7.6%
BP PLC	92,600	620,932
Cameco Corp.	10,710	228,480
Cimarex Energy Co.	5,690	382,994
ENI SpA	18,470	420,373
Gazprom OAO (Sponsored ADR)	31,090	276,079
JX Holdings, Inc.	17,400	106,040
LUKOIL OAO (London) (Sponsored ADR)	3,330	214,785
Marathon Petroleum Corp.	3,110	257,757
Petroleo Brasileiro SA (Sponsored ADR)	19,800	331,254
Valero Energy Corp.	6,941	316,440

		3,155,134

		3,684,215

Materials - 7.6%
Chemicals - 3.3%
BASF SE	1,410	132,422
Huntsman Corp.	12,080	208,138
Johnson Matthey PLC	4,740	164,703
Koninklijke DSM NV	5,008	292,499
LyondellBasell Industries NV	7,930	464,857
OCI Co., Ltd.	680	108,425

		1,371,044

Metals & Mining - 4.3%
Anglo American PLC	10,080	292,086
Dowa Holdings Co., Ltd.	4,000	29,416
Goldcorp, Inc.	7,640	249,370
Kinross Gold Corp.	18,710	142,423
MMC Norilsk Nickel OJSC (ADR)	15,550	275,235
Rio Tinto PLC	8,620	460,931
Vale SA (Sponsored ADR) (Local Preference Shares)	15,960	293,185

		1,742,646

		3,113,690

Industrials - 6.9%
Aerospace & Defense - 2.9%
European Aeronautic Defence and Space Co. NV	11,340	578,063
General Dynamics Corp.	4,480	304,506
Safran SA	7,130	325,844

		1,208,413

Airlines - 0.6%
Delta Air Lines, Inc. (a)	18,632	265,879

Building Products - 0.5%
Fortune Brands Home & Security, Inc. (a)	5,520	190,716

Electrical Equipment - 0.6%
Sumitomo Electric Industries Ltd.	20,800	242,152

Machinery - 1.7%
Flowserve Corp.	1,350	216,675

Company	Shares	U.S. $ Value
Kennametal, Inc.	4,800	$194,304
Timken Co.	5,360	291,155

		702,134

Road & Rail - 0.6%
Tokyu Corp.	39,000	233,540

		2,842,834

Utilities - 2.9%
Electric Utilities - 1.6%
Edison International	3,560	170,987
EDP-Energias de Portugal SA	114,020	341,020
Electricite de France SA	7,660	144,535

		656,542

Multi-Utilities - 1.3%
Centrica PLC	39,230	209,218
National Grid PLC	30,200	333,658

		542,876

		1,199,418

Telecommunication Services - 2.8%
Diversified Telecommunication Services - 1.6%
Nippon Telegraph & Telephone Corp.	13,000	594,004
TDC A/S	8,819	66,338

		660,342

Wireless Telecommunication Services - 1.2%
Vodafone Group PLC	198,972	499,061

		1,159,403

Total Common Stocks (cost $36,580,779)		40,811,009

	Contracts
OPTIONS PURCHASED - PUTS - 0.2%
Options on Equity Indices - 0.2%
S&P 500 Index Expiration: Sep 2013, Exercise Price: $ 1,450.00 (a)(c) (cost $106,268)	19	94,430

	Shares
SHORT-TERM INVESTMENTS - 0.8%
Investment Companies - 0.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.12% (d) (cost $336,877)	336,877	336,877

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 100.0% (cost $37,023,924)		$41,242,316

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%
Investment Companies - 1.3%
AllianceBernstein Exchange Reserves-Class I, 0.10% (d) (cost $543,513)	543,513	543,513

Total Investments - 101.3% (cost $37,567,437) (e)		41,785,829
Other assets less liabilities - (1.3)% (f)		(546,887)

Net Assets - 100.0%		$41,238,942

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	8	March 2013	$273,050	$275,210	$2,160

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	GBP	462	USD	740	5/15/13	$39,081
Barclays Bank PLC Wholesale	JPY	247,264	USD	2,650	5/15/13	(19,243)
Barclays Bank PLC Wholesale	USD	2,014	CHF	1,879	5/15/13	(7,253)
Barclays Bank PLC Wholesale	USD	1,927	NOK	10,682	5/15/13	(71,123)
BNP Paribas SA	USD	2,051	JPY	191,633	5/15/13	17,606
Citibank, NA	GBP	1,069	USD	1,678	5/15/13	56,531
Citibank, NA	USD	486	AUD	474	5/15/13	(4,550)
Credit Suisse International	USD	2,204	SEK	14,180	5/15/13	(15,015)
Deutsche Bank AG London	NOK	10,682	USD	1,859	5/15/13	3,428
Deutsche Bank AG London	NZD	471	USD	394	5/15/13	6,020
Goldman Sachs Capital Markets LP	AUD	851	USD	874	5/15/13	9,705
Goldman Sachs Capital Markets LP	CHF	1,202	USD	1,313	5/15/13	29,284
Goldman Sachs Capital Markets LP	JPY	43,435	USD	485	5/15/13	15,761
Goldman Sachs Capital Markets LP	USD	1,353	GBP	892	5/15/13	(69)
Goldman Sachs Capital Markets LP	USD	1,087	JPY	100,387	5/15/13	(3,843)
HSBC BankUSA	CAD	639	USD	640	5/15/13	20,921
HSBC BankUSA	USD	558	NZD	672	5/15/13	(4,846)
Morgan Stanley & Co., Inc.	EUR	2,776	USD	3,650	5/15/13	24,165
Royal Bank of Scotland PLC	USD	1,381	EUR	1,034	5/15/13	(30,565)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	AUD	181	USD	184	5/15/13	$384
State Street Bank & Trust Co.	CAD	307	USD	303	5/15/13	5,889
State Street Bank & Trust Co.	JPY	19,461	USD	222	5/15/13	11,744
State Street Bank & Trust Co.	NZD	201	USD	166	5/15/13	372
State Street Bank & Trust Co.	SEK	853	USD	135	5/15/13	3,620
State Street Bank & Trust Co.	USD	313	CHF	287	5/15/13	(6,329)
UBS AG	SEK	2,791	USD	432	5/15/13	1,240
UBS AG	USD	583	AUD	558	5/15/13	(15,950)
UBS AG	USD	1,546	EUR	1,154	5/15/13	(38,768)

						$28,197

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	One contract relates to 100 shares.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of February 28, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,653,449 and gross unrealized depreciation of investments was $(1,435,057), resulting in net unrealized appreciation of $4,218,392.
(f)	An amount of U.S. $20,544 has been segregated to collateralize margin requirements for the open futures contracts at February 28, 2013.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
OJSC	-	Open Joint Stock Company

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

AllianceBernstein Global Value Fund

Country Breakdown*

February 28, 2013 (unaudited)

52.6%	United States
9.1%	Japan
9.0%	United Kingdom
5.2%	France
3.9%	Switzerland
3.5%	Netherlands
2.6%	Russia
2.4%	Canada
2.3%	Brazil
2.1%	South Korea
1.5%	Germany
1.3%	Italy
0.9%	Australia
2.8%	Other
0.8%	Short-Term

100.0%	Total Investments

*	All data are as of February 28, 2013. The Fund’s country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: China, Denmark, Norway, Portugal and Taiwan.

AllianceBernstein Global Value Fund

February 28, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$4,273,390		$3,858,121		$	– 0	–	$8,131,511
Consumer Discretionary	4,511,742		1,498,063			– 0	–	6,009,805
Information Technology	4,439,359		1,239,227			– 0	–	5,678,586
Health Care	2,915,377		1,871,339			– 0	–	4,786,716
Consumer Staples	2,976,432		1,228,399			– 0	–	4,204,831
Energy	2,221,809		1,462,406			– 0	–	3,684,215
Materials	1,633,208		1,480,482			– 0	–	3,113,690
Industrials	1,463,235		1,379,599			– 0	–	2,842,834
Utilities	170,987		1,028,431			– 0	–	1,199,418
Telecommunication Services	– 0	–	1,159,403			– 0	–	1,159,403
Options Purchased - Puts	– 0	–	94,430			– 0	–	94,430
Short-Term Investments	336,877		– 0	–		– 0	–	336,877
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	543,513		– 0	–		– 0	–	543,513

Total Investments in Securities	25,485,929		16,299,900	+		– 0	–	41,785,829
Other Financial Instruments*:
Assets:
Futures Contracts	– 0	–	2,160			– 0	–	2,160
Forward Currency Exchange Contracts	– 0	–	245,751			– 0	–	245,751
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(217,554)			– 0	–	(217,554)

Total^	$25,485,929		$16,330,257		$	– 0	–	$41,816,186

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein International Value Fund

Portfolio of Investments

February 28, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.6%
Financials - 23.0%
Capital Markets - 3.6%
Credit Suisse Group AG (a)	251,490	$6,704,157
Deutsche Bank AG (REG)	127,600	5,825,527
Macquarie Group Ltd.	221,680	8,516,270

		21,045,954

Commercial Banks - 12.9%
Banco do Brasil SA	406,100	5,403,998
Barclays PLC	1,082,180	5,021,224
HSBC Holdings PLC	1,033,887	11,450,986
KB Financial Group, Inc.	149,093	5,398,199
Lloyds Banking Group PLC (a)	5,778,310	4,749,797
Mitsubishi UFJ Financial Group, Inc.	1,650,500	9,147,774
National Australia Bank Ltd.	315,440	9,707,647
Sberbank of Russia (Sponsored ADR)	214,489	2,957,803
Societe Generale SA (a)	244,466	9,318,694
Sumitomo Mitsui Financial Group, Inc.	192,300	7,674,512
Unione di Banche Italiane SCPA	318,930	1,450,717
Westpac Banking Corp.	95,134	2,984,467

		75,265,818

Diversified Financial Services - 2.1%
ING Groep NV (a)	1,004,065	8,038,359
ORIX Corp.	38,480	4,287,267

		12,325,626

Insurance - 2.9%
Aegon NV	687,900	4,094,827
Allianz SE	23,465	3,199,125
Aviva PLC	939,980	5,059,133
Suncorp Group Ltd.	404,800	4,643,463

		16,996,548

Real Estate Investment Trusts (REITs) - 0.9%
Stockland	1,265,900	4,862,136

Real Estate Management & Development - 0.6%
Evergrande Real Estate Group Ltd. (b)	6,397,000	3,123,587

		133,619,669

Consumer Discretionary - 14.4%
Auto Components - 3.9%
Cie Generale des Etablissements Michelin-Class B	60,420	5,381,582
GKN PLC	1,161,550	4,790,346
Magna International, Inc. (Toronto)-Class A (b)	92,700	4,930,516
NGK Spark Plug Co., Ltd. (b)	114,400	1,737,509
Valeo SA	101,550	5,728,102

		22,568,055

Automobiles - 6.5%
Bayerische Motoren Werke AG	67,110	6,170,153
Honda Motor Co., Ltd.	198,500	7,423,617
Kia Motors Corp.	28,920	1,484,134

Company	Shares	U.S. $ Value
Mazda Motor Corp. (a)	2,034,000	$6,133,196
Nissan Motor Co., Ltd.	697,000	7,061,528
Renault SA	39,000	2,463,475
Volkswagen AG (Preference Shares)	32,530	7,075,667

		37,811,770

Hotels, Restaurants & Leisure - 0.5%
Melco Crown Entertainment Ltd. (ADR) (a)	155,680	2,990,613

Household Durables - 0.6%
Sony Corp.	252,500	3,682,853

Leisure Equipment & Products - 0.4%
Namco Bandai Holdings, Inc.	125,800	2,000,731

Media - 0.5%
Informa PLC	373,840	2,836,358

Multiline Retail - 0.2%
Myer Holdings Ltd. (b)	382,017	1,085,978

Specialty Retail - 1.3%
Shimamura Co., Ltd.	21,500	2,195,920
Yamada Denki Co., Ltd. (b)	154,030	5,589,298

		7,785,218

Textiles, Apparel & Luxury Goods - 0.5%
Yue Yuen Industrial Holdings Ltd.	916,000	3,094,723

		83,856,299

Energy - 11.7%
Energy Equipment & Services - 1.4%
Seadrill Ltd.	226,090	8,244,466

Oil, Gas & Consumable Fuels - 10.3%
BP PLC	1,951,710	13,087,244
China Petroleum & Chemical Corp.-Class H	3,684,000	4,183,104
ENI SpA	449,450	10,229,377
Gazprom OAO (Sponsored ADR)	444,610	3,948,137
JX Holdings, Inc.	676,700	4,123,999
LUKOIL OAO (London) (Sponsored ADR)	41,680	2,688,360
Petroleo Brasileiro SA (Sponsored ADR)	328,010	5,487,607
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	489,783	16,086,716

		59,834,544

		68,079,010

Industrials - 9.0%
Aerospace & Defense - 2.5%
European Aeronautic Defence and Space Co. NV	157,047	8,005,568
Safran SA	145,550	6,651,699

		14,657,267

Airlines - 1.3%
Japan Airlines Co., Ltd. (a)	89,700	4,255,535
Qantas Airways Ltd. (a)	1,994,760	3,337,374

		7,592,909

Company	Shares	U.S. $ Value
Building Products - 1.0%
Asahi Glass Co., Ltd.	877,000	$5,944,427

Commercial Services & Supplies - 0.3%
Downer EDI Ltd. (a)	328,048	1,843,677

Electrical Equipment - 1.5%
Sumitomo Electric Industries Ltd.	760,500	8,853,680

Industrial Conglomerates - 0.6%
Jardine Matheson Holdings Ltd.	52,000	3,292,449

Machinery - 0.3%
IHI Corp.	580,000	1,626,595

Road & Rail - 0.4%
Tokyu Corp.	383,000	2,293,484

Trading Companies & Distributors - 1.1%
Mitsubishi Corp.	224,500	4,447,477
Mitsui & Co., Ltd. (b)	136,000	2,013,279

		6,460,756

		52,565,244

Materials - 8.9%
Chemicals - 2.9%
Agrium, Inc. (Toronto)	28,920	2,994,780
Denki Kagaku Kogyo KK	520,000	1,977,240
Koninklijke DSM NV	110,421	6,449,277
OCI Co., Ltd. (b)	12,440	1,983,544
Teijin Ltd.	670,000	1,553,312
Ube Industries Ltd./Japan	904,000	1,909,227

		16,867,380

Construction Materials - 0.6%
Taiheiyo Cement Corp.	1,288,000	3,182,452

Metals & Mining - 5.4%
Anglo American PLC	216,790	6,281,869
Dowa Holdings Co., Ltd. (b)	255,700	1,880,432
Goldcorp, Inc.	58,790	1,918,906
KGHM Polska Miedz SA	65,450	3,710,885
MMC Norilsk Nickel OJSC (ADR)	224,120	3,966,924
Rio Tinto PLC	149,660	8,002,670
Vale SA (Sponsored ADR) (Local Preference Shares)	312,110	5,733,461

		31,495,147

		51,544,979

Health Care - 8.7%
Biotechnology - 1.0%
Actelion Ltd. (a)	120,490	6,201,489

Pharmaceuticals - 7.7%
AstraZeneca PLC	195,770	8,877,215
GlaxoSmithKline PLC	505,350	11,136,266
Novartis AG	120,430	8,155,289

Company	Shares	U.S. $ Value
Roche Holding AG	72,120	$16,501,645

		44,670,415

		50,871,904

Consumer Staples - 7.2%
Beverages - 0.7%
Asahi Group Holdings Ltd.	167,700	4,234,054

Food & Staples Retailing - 1.9%
Koninklijke Ahold NV	452,540	6,493,904
WM Morrison Supermarkets PLC	1,094,000	4,301,354

		10,795,258

Food Products - 0.5%
Nestle SA	38,760	2,705,855

Tobacco - 4.1%
British American Tobacco PLC	152,780	7,948,130
Imperial Tobacco Group PLC	210,970	7,636,868
Japan Tobacco, Inc.	271,500	8,572,358

		24,157,356

		41,892,523

Information Technology - 6.0%
Computers & Peripherals - 1.5%
Fujitsu Ltd.	1,158,000	5,318,839
Wistron Corp.	3,193,555	3,576,689

		8,895,528

Electronic Equipment, Instruments & Components - 1.4%
Hon Hai Precision Industry Co., Ltd.	574,000	1,601,461
LG Display Co., Ltd. (a)	224,380	6,279,482

		7,880,943

Office Electronics - 0.5%
Canon, Inc.	78,500	2,840,863

Semiconductors & Semiconductor Equipment - 2.2%
Advanced Semiconductor Engineering, Inc.	2,144,234	1,800,590
SK Hynix, Inc. (a)	153,270	3,730,039
Sumco Corp. (a)	301,000	3,009,882
Tokyo Electron Ltd.	92,500	4,293,241

		12,833,752

Software - 0.4%
Nintendo Co., Ltd.	23,200	2,244,318

		34,695,404

Telecommunication Services - 5.3%
Diversified Telecommunication Services - 3.0%
Nippon Telegraph & Telephone Corp.	255,000	11,651,628
TDC A/S	143,233	1,077,416
Vivendi SA	220,213	4,619,296

		17,348,340

Company	Shares	U.S. $ Value
Wireless Telecommunication Services - 2.3%
NTT DoCoMo, Inc.	2,327	$3,597,510
Vodafone Group PLC	3,975,245	9,970,690

		13,568,200

		30,916,540

Utilities - 2.4%
Electric Utilities - 1.6%
EDP - Energias de Portugal SA	1,628,966	4,872,039
Electricite de France SA	221,780	4,184,737

		9,056,776

Multi-Utilities - 0.8%
National Grid PLC	437,270	4,831,080

		13,887,856

Total Common Stocks (cost $517,013,783)		561,929,428

SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.12% (c) (cost $620,366)	620,366	620,366

Total Investments Before Security Lending Collateral for Securities Loaned - 96.7% (cost $517,634,149)		562,549,794

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.6%
Investment Companies - 2.6%
AllianceBernstein Exchange Reserves-Class I, 0.10% (c) (cost $15,434,139)	15,434,139	15,434,139

Total Investments - 99.3% (cost $533,068,288) (d)		577,983,933
Other assets less liabilities - 0.7% (e)		4,019,816

Net Assets - 100.0%		$582,003,749

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	272	March 2013	$9,272,184	$9,357,134	$84,950

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	49,982	EUR	38,606	3/15/13	$424,141
Barclays Bank PLC Wholesale	GBP	13,269	USD	21,267	3/15/13	1,138,798
Barclays Bank PLC Wholesale	HKD	66,704	USD	8,608	3/15/13	6,470
Barclays Bank PLC Wholesale	JPY	334,468	USD	3,677	3/15/13	68,519
Barclays Bank PLC Wholesale	USD	12,365	CHF	11,547	3/15/13	(44,232)
Barclays Bank PLC Wholesale	USD	3,011	EUR	2,325	3/15/13	24,376
Barclays Bank PLC Wholesale	USD	4,736	CHF	4,418	6/13/13	(17,109)
BNP Paribas SA	USD	27,942	JPY	2,612,147	3/15/13	241,604
Canadian Imperial Bank of Commerce	CAD	1,620	USD	1,629	3/15/13	58,602
Citibank, NA	JPY	224,373	USD	2,664	3/15/13	243,376
Citibank, NA	AUD	4,388	USD	4,465	6/13/13	16,587
Credit Suisse International	GBP	4,364	USD	7,001	3/15/13	381,078
Credit Suisse International	JPY	5,859,214	USD	71,298	3/15/13	8,080,811
Deutsche Bank AG London	JPY	817,647	USD	9,793	3/15/13	971,435
Deutsche Bank AG London	NOK	110,763	USD	19,326	3/15/13	39,015
Deutsche Bank AG London	NZD	9,268	USD	7,775	3/15/13	118,637
Deutsche Bank AG London	USD	10,130	AUD	9,666	3/15/13	(264,472)
Goldman Sachs Capital Markets LP	AUD	8,859	USD	9,143	3/15/13	101,223
Goldman Sachs Capital Markets LP	JPY	844,869	USD	9,421	3/15/13	305,619
Goldman Sachs Capital Markets LP	USD	23,027	GBP	15,179	3/15/13	(943)
Goldman Sachs Capital Markets LP	USD	16,003	JPY	1,478,014	3/15/13	(56,600)
Goldman Sachs Capital Markets LP	AUD	1,551	USD	1,590	6/13/13	17,655
HSBC Bank USA	USD	26,784	NOK	152,456	3/15/13	(237,966)
Morgan Stanley & Co., Inc.	EUR	28,120	USD	36,786	3/15/13	70,880
Morgan Stanley & Co., Inc.	USD	2,261	EUR	1,727	3/15/13	(6,627)
Royal Bank of Canada	CAD	9,101	USD	9,196	3/15/13	373,656
Royal Bank of Canada	CAD	1,516	USD	1,508	6/13/13	41,513
Royal Bank of Scotland PLC	GBP	3,399	USD	5,484	3/15/13	328,283
Royal Bank of Scotland PLC	USD	3,670	CAD	3,774	3/15/13	(11,244)
Royal Bank of Scotland PLC	USD	26,160	EUR	19,541	3/15/13	(646,174)
Standard Chartered Bank	CHF	11,547	USD	12,389	3/15/13	68,166
Standard Chartered Bank	USD	31,003	SEK	207,822	3/15/13	1,123,228
State Street Bank & Trust Co.	EUR	2,255	USD	2,968	3/15/13	23,683
State Street Bank & Trust Co.	USD	2,168	EUR	1,597	3/15/13	(83,344)
UBS AG	SEK	22,504	USD	3,475	3/15/13	(4,136)
UBS AG	USD	3,003	AUD	2,863	3/15/13	(81,481)
UBS AG	USD	2,156	EUR	1,690	3/15/13	50,834
Westpac Banking Corp.	AUD	3,670	USD	3,825	3/15/13	79,147
Westpac Banking Corp.	USD	7,785	NZD	9,268	3/15/13	(129,063)

						$12,813,945

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	As of February 28, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $77,626,130 and gross unrealized depreciation of investments was $(32,710,485), resulting in net unrealized appreciation of $44,915,645.
(e)	An amount of U.S. $698,510 has been segregated to collateralize margin requirements for the open futures contracts at February 28, 2013.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
OJSC	-	Open Joint Stock Company
REG	-	Registered Shares

AllianceBernstein International Value Fund

Country Breakdown*

February 28, 2013 (unaudited)

26.1%	Japan
23.5%	United Kingdom
8.2%	France
7.2%	Switzerland
6.6%	Australia
4.5%	Netherlands
4.0%	Germany
3.3%	South Korea
2.9%	Brazil
2.4%	Russia
2.1%	Italy
1.7%	Canada
1.7%	Hong Kong
4.2%	Other
1.6%	Short-Term

100.0%

*	All data are as of February 28, 2013. The Fund’s country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.5% or less in the following countries: China, Denmark, Norway, Poland, Portugal, Taiwan and United States.

AllianceBernstein International Value Fund

February 28, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$8,361,801		$125,257,868		$	– 0	–	$133,619,669
Consumer Discretionary	7,921,129		75,935,170			– 0	–	83,856,299
Energy	12,124,104		55,954,906			– 0	–	68,079,010
Industrials	– 0	–	52,565,244			– 0	–	52,565,244
Materials	14,614,071		36,930,908			– 0	–	51,544,979
Health Care	– 0	–	50,871,904			– 0	–	50,871,904
Consumer Staples	– 0	–	41,892,523			– 0	–	41,892,523
Information Technology	– 0	–	34,695,404			– 0	–	34,695,404
Telecommunication Services	– 0	–	30,916,540			– 0	–	30,916,540
Utilities	– 0	–	13,887,856			– 0	–	13,887,856
Short-Term Investments	620,366		– 0	–		– 0	–	620,366
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	15,434,139		– 0	–		– 0	–	15,434,139

Total Investments in Securities	59,075,610		518,908,323	+		– 0	–	577,983,933
Other Financial Instruments*:
Assets:
Futures Contracts	– 0	–	84,950			– 0	–	84,950
Forward Currency Exchange Contracts	– 0	–	14,397,336			– 0	–	14,397,336
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(1,583,391)			– 0	–	(1,583,391)

Total^	$59,075,610		$531,807,218		$	– 0	–	$590,822,828

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Discovery Value Fund

Portfolio of Investments

February 28, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS -98.3%
Financials - 26.2%
Capital Markets - 1.6%
E*Trade Financial Corp. (a)	1,326,430	$14,206,065
Legg Mason, Inc.	548,480	15,631,680

		29,837,745

Commercial Banks - 10.5%
Associated Banc-Corp	1,293,235	18,609,652
CapitalSource, Inc.	2,519,360	22,674,240
Comerica, Inc.	671,950	23,101,641
First Niagara Financial Group, Inc.	2,285,150	18,692,527
Huntington Bancshares, Inc./OH	3,504,840	24,639,025
Popular, Inc. (a)	933,929	26,075,298
Susquehanna Bancshares, Inc.	1,599,453	18,601,638
Webster Financial Corp.	450,690	9,924,194
Zions Bancorporation	1,156,289	27,912,816

		190,231,031

Insurance - 8.4%
Aspen Insurance Holdings Ltd.	708,140	25,393,900
Fidelity National Financial, Inc.-Class A	1,050,890	26,209,197
Platinum Underwriters Holdings Ltd.	447,710	23,674,905
Reinsurance Group of America, Inc.-Class A	286,820	16,492,150
Torchmark Corp.	372,830	20,949,318
Unum Group	771,150	18,870,040
Validus Holdings Ltd.	584,430	20,823,241

		152,412,751

Real Estate Investment Trusts (REITs) - 5.7%
BioMed Realty Trust, Inc.	995,911	21,033,640
Camden Property Trust	173,410	11,989,568
Glimcher Realty Trust	957,800	10,784,828
Mid-America Apartment Communities, Inc.	175,600	12,193,664
Plum Creek Timber Co., Inc.	442,670	21,469,495
RLJ Lodging Trust	1,178,610	25,210,468

		102,681,663

		475,163,190

Information Technology - 18.5%
Communications Equipment - 0.8%
Harris Corp.	300,270	14,433,979

Electronic Equipment, Instruments & Components - 9.8%
Anixter International, Inc.	259,080	17,855,794
Arrow Electronics, Inc. (a)	507,209	20,364,441
AU Optronics Corp. (Sponsored ADR) (a)	3,269,299	14,188,758
Avnet, Inc. (a)	572,390	20,211,091
Flextronics International Ltd. (a)	1,671,950	11,118,467
Ingram Micro, Inc.-Class A (a)	708,100	13,354,766
Insight Enterprises, Inc. (a)	1,019,313	19,591,196
Jabil Circuit, Inc.	1,073,360	20,104,033
TTM Technologies, Inc. (a)	1,600,670	13,125,494
Vishay Intertechnology, Inc. (a)(b)	2,095,560	27,640,436

		177,554,476

Company	Shares	U.S. $ Value
IT Services - 2.1%
Amdocs Ltd.	614,980	$22,428,321
Convergys Corp.	976,802	16,205,145

		38,633,466

Semiconductors & Semiconductor Equipment - 5.8%
Amkor Technology, Inc. (a)(b)	1,916,610	7,762,271
Entegris, Inc. (a)	2,237,290	21,276,628
Lam Research Corp. (a)	548,970	23,221,431
MEMC Electronic Materials, Inc. (a)	2,998,610	14,843,119
Micron Technology, Inc. (a)	2,850,305	23,914,059
MKS Instruments, Inc.	521,306	14,148,245

		105,165,753

		335,787,674

Consumer Discretionary - 16.6%
Auto Components - 3.8%
Dana Holding Corp.	1,310,490	21,924,498
Lear Corp.	404,150	21,589,693
TRW Automotive Holdings Corp. (a)	440,720	25,865,857

		69,380,048

Hotels, Restaurants & Leisure - 2.4%
MGM Resorts International (a)	1,790,519	22,363,582
Royal Caribbean Cruises Ltd.	598,430	20,867,254

		43,230,836

Household Durables - 4.0%
Meritage Homes Corp. (a)	518,468	20,992,769
Newell Rubbermaid, Inc.	452,210	10,554,582
NVR, Inc. (a)	20,580	20,769,336
PulteGroup, Inc. (a)	1,090,950	20,924,421

		73,241,108

Media - 2.1%
Gannett Co., Inc.	799,090	16,037,736
Regal Entertainment Group-Class A (b)	1,431,080	22,425,024

		38,462,760

Specialty Retail - 3.2%
GameStop Corp.-Class A (b)	538,860	13,503,831
Men’s Wearhouse, Inc. (The)	836,790	23,530,535
Office Depot, Inc. (a)(b)	5,009,690	20,189,051

		57,223,417

Textiles, Apparel & Luxury Goods - 1.1%
Jones Group, Inc. (The)	1,806,610	20,848,279

		302,386,448

Company	Shares	U.S. $ Value
Industrials - 13.8%
Building Products - 1.5%
Fortune Brands Home & Security, Inc. (a)	775,490	$26,793,179

Commercial Services & Supplies - 1.6%
Avery Dennison Corp.	366,340	14,964,989
Steelcase, Inc.	1,008,776	14,274,180

		29,239,169

Construction & Engineering - 1.0%
Tutor Perini Corp. (a)	1,062,720	18,076,867

Electrical Equipment - 2.4%
EnerSys, Inc. (a)	482,296	19,716,261
General Cable Corp. (a)	706,380	23,268,157

		42,984,418

Machinery - 3.9%
Kennametal, Inc.	459,560	18,602,989
Terex Corp. (a)	761,520	24,985,471
Timken Co.	493,840	26,825,389

		70,413,849

Road & Rail - 2.3%
Avis Budget Group, Inc. (a)(b)	814,290	19,029,957
Con-way, Inc.	672,631	23,642,980

		42,672,937

Trading Companies & Distributors - 1.1%
Aircastle Ltd.	1,470,140	19,802,786

		249,983,205

Materials - 6.2%
Chemicals - 1.9%
Chemtura Corp. (a)	930,040	18,712,405
Huntsman Corp.	892,160	15,371,917

		34,084,322

Metals & Mining - 4.3%
Cliffs Natural Resources, Inc. (b)	373,380	9,506,255
Commercial Metals Co.	1,495,550	24,392,420
Reliance Steel & Aluminum Co.	309,195	20,589,295
Steel Dynamics, Inc.	1,577,740	24,092,090

		78,580,060

		112,664,382

Energy - 5.7%
Energy Equipment & Services - 3.2%
Bristow Group, Inc.	387,170	22,556,525
Helix Energy Solutions Group, Inc. (a)	517,010	12,103,204
Helmerich & Payne, Inc.	334,170	22,142,104

		56,801,833

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 2.5%
Cimarex Energy Co.	375,210	$25,255,385
Stone Energy Corp. (a)	530,480	10,848,316
Teekay Corp.	280,180	9,722,246

		45,825,947

		102,627,780

Utilities - 5.2%
Electric Utilities - 3.2%
Great Plains Energy, Inc.	830,190	18,123,048
NV Energy, Inc.	1,045,270	20,654,535
PNM Resources, Inc.	899,583	20,204,634

		58,982,217

Gas Utilities - 2.0%
Atmos Energy Corp.	439,890	16,790,601
UGI Corp.	543,745	19,476,946

		36,267,547

		95,249,764

Health Care - 3.5%
Health Care Providers & Services - 3.5%
Health Net, Inc./CA (a)	758,680	19,528,423
LifePoint Hospitals, Inc. (a)	394,357	17,387,200
Universal Health Services, Inc.-Class B	467,800	27,080,942

		63,996,565

Consumer Staples - 2.6%
Beverages - 0.5%
Constellation Brands, Inc.-Class A (a)	193,265	8,550,044

Food Products - 2.1%
Dole Food Co., Inc. (a)(b)	1,443,052	16,162,182
Tyson Foods, Inc.-Class A	999,300	22,654,131

		38,816,313

		47,366,357

Total Common Stocks (cost $1,492,469,427)		1,785,225,365

SHORT-TERM INVESTMENTS - 1.2%
Investment Companies - 1.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.12% (c) (cost $21,674,082)	21,674,082	21,674,082

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.5% (cost $1,514,143,509)		$1,806,899,447

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.3%
Investment Companies - 3.3%
AllianceBernstein Exchange Reserves-Class I, 0.10% (c) (cost $60,949,498)	60,949,498	60,949,498

Total Investments - 102.8% (cost $1,575,093,007) (d)		1,867,848,945
Other assets less liabilities - (2.8)%		(51,412,635)

Net Assets - 100.0%		$1,816,436,310

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of February 28, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $327,642,932 and gross unrealized depreciation of investments was $(34,886,994), resulting in net unrealized appreciation of $292,755,938.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Discovery Value Fund

February 28, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$1,785,225,365		$	– 0	–	$	– 0	–	$1,785,225,365
Short-Term Investments	21,674,082			– 0	–		– 0	–	21,674,082
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	60,949,498			– 0	–		– 0	–	60,949,498

Total Investments in Securities	1,867,848,945			– 0	–		– 0	–	1,867,848,945
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$1,867,848,945		$	– 0	–	$	– 0	–	$1,867,848,945

*	See Portfolio of Investments for sector classifications.

**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Value Fund

Portfolio of Investments

February 28, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.7%
Financials - 25.0%
Capital Markets - 1.5%
Goldman Sachs Group, Inc. (The)	23,300	$3,489,408
State Street Corp.	39,800	2,252,282

		5,741,690

Commercial Banks - 8.1%
BB&T Corp.	130,100	3,949,836
CIT Group, Inc. (a)	148,300	6,207,838
Fifth Third Bancorp	45,700	723,888
KeyCorp	54,900	515,511
Regions Financial Corp.	79,700	609,705
SunTrust Banks, Inc.	26,700	736,653
US Bancorp	146,400	4,974,672
Wells Fargo & Co.	365,700	12,828,756

		30,546,859

Consumer Finance - 1.2%
Discover Financial Services	118,700	4,573,511

Diversified Financial Services - 7.8%
Bank of America Corp.	825,900	9,274,857
Citigroup, Inc.	277,000	11,625,690
JPMorgan Chase & Co.	180,200	8,815,384

		29,715,931

Insurance - 6.4%
Berkshire Hathaway, Inc. (a)	25,800	2,635,728
Chubb Corp. (The)	46,200	3,882,186
Everest Re Group Ltd.	26,100	3,252,321
Fidelity National Financial, Inc.-Class A	106,500	2,656,110
MetLife, Inc.	42,300	1,499,112
PartnerRe Ltd.	34,200	3,052,008
Reinsurance Group of America, Inc.-Class A	40,000	2,300,000
Torchmark Corp.	39,900	2,241,981
Travelers Cos., Inc. (The)	22,700	1,825,534
Validus Holdings Ltd.	25,700	915,691

		24,260,671

		94,838,662

Consumer Discretionary - 15.4%
Auto Components - 2.0%
Lear Corp.	77,500	4,140,050
Magna International, Inc. (New York)-Class A	9,800	521,556
TRW Automotive Holdings Corp. (a)	49,200	2,887,548

		7,549,154

Automobiles - 1.2%
Ford Motor Co.	377,000	4,753,970

Hotels, Restaurants & Leisure - 0.8%
MGM Resorts International (a)	235,100	2,936,399

Household Durables - 1.1%
PulteGroup, Inc. (a)	215,800	4,139,044

Company	Shares	U.S. $ Value
Media - 6.0%
Comcast Corp.-Class A	173,100	$6,887,649
Gannett Co., Inc.	134,800	2,705,436
News Corp.-Class A	139,700	4,023,360
Time Warner Cable, Inc.-Class A	42,900	3,706,131
Viacom, Inc.-Class B	93,400	5,460,164

		22,782,740

Multiline Retail - 1.2%
Macy’s, Inc.	112,900	4,640,190

Specialty Retail - 3.1%
GameStop Corp.-Class A (b)	128,700	3,225,222
Home Depot, Inc. (The)	22,300	1,527,550
Lowe’s Cos., Inc.	75,300	2,872,695
TJX Cos., Inc.	89,300	4,015,821

		11,641,288

		58,442,785

Energy - 15.0%
Energy Equipment & Services - 2.5%
Diamond Offshore Drilling, Inc.	42,600	2,968,368
Halliburton Co.	75,600	3,138,156
Helix Energy Solutions Group, Inc. (a)	78,800	1,844,708
Helmerich & Payne, Inc.	10,000	662,600
Nabors Industries Ltd. (a)	46,700	782,692

		9,396,524

Oil, Gas & Consumable Fuels - 12.5%
BP PLC (Sponsored ADR)	66,000	2,666,400
Chevron Corp.	81,900	9,594,585
Exxon Mobil Corp.	242,100	21,680,055
HollyFrontier Corp.	9,800	550,760
Marathon Petroleum Corp.	51,400	4,260,032
Phillips 66	29,600	1,863,616
Royal Dutch Shell PLC (ADR)	40,100	2,632,565
Valero Energy Corp.	88,500	4,034,715

		47,282,728

		56,679,252

Health Care - 13.1%
Biotechnology - 0.5%
Vertex Pharmaceuticals, Inc. (a)	40,300	1,886,846

Health Care Equipment & Supplies - 1.1%
Medtronic, Inc.	90,700	4,077,872

Health Care Providers & Services - 2.8%
Aetna, Inc.	55,900	2,637,921
Health Net, Inc./CA (a)	63,200	1,626,768
WellPoint, Inc.	103,000	6,404,540

		10,669,229

Pharmaceuticals - 8.7%
AstraZeneca PLC (Sponsored ADR)	59,200	2,690,048
Johnson & Johnson	77,600	5,906,136

Company	Shares	U.S. $ Value
Merck & Co., Inc.	151,400	$6,469,322
Pfizer, Inc.	570,100	15,603,637
Roche Holding AG (Sponsored ADR)	43,500	2,495,595

		33,164,738

		49,798,685

Consumer Staples - 8.4%
Beverages - 0.1%
Coca-Cola Enterprises, Inc.	13,800	493,764

Food & Staples Retailing - 2.4%
CVS Caremark Corp.	64,800	3,312,576
Kroger Co. (The)	203,600	5,947,156

		9,259,732

Food Products - 2.2%
Bunge Ltd.	21,000	1,556,310
Smithfield Foods, Inc. (a)	89,400	1,988,256
Tyson Foods, Inc.-Class A	203,600	4,615,612

		8,160,178

Household Products - 1.3%
Procter & Gamble Co. (The)	65,400	4,982,172

Tobacco - 2.4%
Altria Group, Inc.	128,800	4,321,240
Lorillard, Inc.	95,100	3,665,154
Philip Morris International, Inc.	10,200	935,850

		8,922,244

		31,818,090

Information Technology - 7.6%
Communications Equipment - 1.9%
Cisco Systems, Inc.	251,700	5,247,945
Harris Corp.	40,400	1,942,028

		7,189,973

Computers & Peripherals - 2.2%
Hewlett-Packard Co.	409,700	8,251,358

Semiconductors & Semiconductor Equipment - 2.2%
Applied Materials, Inc.	356,900	4,889,530
Micron Technology, Inc. (a)	413,500	3,469,265

		8,358,795

Software - 1.3%
CA, Inc.	21,400	524,086
Electronic Arts, Inc. (a)	71,100	1,246,383
Symantec Corp. (a)	129,800	3,042,512

		4,812,981

		28,613,107

Company	Shares	U.S. $ Value
Industrials - 6.2%
Aerospace & Defense - 0.2%
Northrop Grumman Corp.	14,800	$972,064

Airlines - 0.8%
Delta Air Lines, Inc. (a)	210,700	3,006,689

Industrial Conglomerates - 3.6%
General Electric Co.	588,900	13,674,258

Machinery - 1.6%
Cummins, Inc.	16,300	1,888,681
Flowserve Corp.	6,200	995,100
Parker Hannifin Corp.	7,600	718,048
Timken Co.	43,300	2,352,056

		5,953,885

		23,606,896

Utilities - 3.6%
Electric Utilities - 2.8%
American Electric Power Co., Inc.	36,200	1,693,798
Edison International	58,200	2,795,346
Great Plains Energy, Inc.	102,000	2,226,660
NV Energy, Inc.	200,500	3,961,880

		10,677,684

Gas Utilities - 0.6%
Atmos Energy Corp.	64,300	2,454,331

Multi-Utilities - 0.2%
DTE Energy Co.	8,700	581,160

		13,713,175

Telecommunication Services - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	207,000	7,433,370

Materials - 1.4%
Chemicals - 1.4%
CF Industries Holdings, Inc.	2,500	502,075
LyondellBasell Industries NV	84,600	4,959,252

		5,461,327

Total Common Stocks (cost $314,662,613)		370,405,349

SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AllianceBerstein Fixed-Income Shares Inc. - Government STIF Portfolio, 0.12% (c) (cost $1,440,125)	1,440,125	1,440,125

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 98.1% (cost $316,102,738)		$371,845,474

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%
Investment Companies - 0.9%
AllianceBernstein Exchange Reserves-Class I, 0.10% (c) (cost $3,314,025)	3,314,025	3,314,025

Total Investments - 99.0% (cost $319,416,763) (d)		375,159,499
Other assets less liabilities - 1.0%		3,699,331

Net Assets - 100.0%		$378,858,830

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of February 28, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $61,854,943 and gross unrealized depreciation of investments was $(6,112,207), resulting in net unrealized appreciation of $55,742,736.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Value Fund

February 28, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$370,405,349		$	– 0	–	$	– 0	–	$370,405,349
Short-Term Investments	1,440,125			– 0	–		– 0	–	1,440,125
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,314,025			– 0	–		– 0	–	3,314,025

Total Investments in Securities	375,159,499			– 0	–		– 0	–	375,159,499
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$375,159,499		$	– 0	–	$	– 0	–	$375,159,499

*	See Portfolio of Investments for sector classifications.

**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 23, 2013